Administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Administrative expenses
Key management compensation	$ 35,437	$ 19,805	$ 363,500
Share-based payment expense	11,780	8,342	351,054
Business combination transaction costs	15,779	13,727	3,745
Impairment of withholding tax receivables	61,810	31,533	44,586
Net (gain)/loss on disposal of property, plant and equipment	(2,499)	(764)	5,819
Other	15,752	310	16,932
Total administrative expenses	336,511	236,112	556,285
Administrative expenses.
Administrative expenses
Facilities, short term rental and upkeep	23,210	12,872	12,881
Depreciation	13,917	6,240	2,392
Amortization	4,115	2,912	4,198
Travel costs	8,654	6,815	13,475
Staff costs	101,567	78,376	45,523
Key management compensation	25,642	13,776	20,215
Share-based payment expense	11,780	8,342	351,054
Professional fees	49,685	38,200	15,275
Business combination transaction costs	15,779	13,727	3,745
Impairment of withholding tax receivables	61,810	31,533	44,586
Net (gain)/loss on disposal of property, plant and equipment	(2,499)	(764)	5,819
Operating taxes	1,561	2,239	505
Other	21,290	21,844	36,617
Total administrative expenses	$ 336,511	$ 236,112	$ 556,285